Consolidated statement of cash flows - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax and social contribution	R$ 3,690	R$ (71,053)	R$ (90,315)
Adjustments for:
Depreciation and amortization	21,770	174,088	164,932
Impairment losses on trade receivables	2,283	25,015	4,297
Reversal of provision for tax, civil and labor losses	(19)	(2,092)	(3,325)
Interest on provision for tax, civil and labor losses	6,591	13,297	41,428
Provision for obsolete inventories	(3,098)	4,057	6,831
Interest on bonds and financing	25,611	52,935	92,583
Interest on loans from related parties		2,922
Refund liability and right to returned goods	20,759	1,454	(24,939)
Imputed interest on suppliers	6,611	2,945	3,364
Interest on accounts payable for business combination	119	1,568	233
Share-based payment expense	475	39,648	1,372
Interest on lease liabilities		15,091	16,312
Interest on marketable securities incurred and not collected		(16,907)
Disposals of right of use assets and lease liabilities		(869)
Residual value of disposals of property, plant and equipment and intangible assets	6,653	415	5,777
Cash flows from operating activities before changes in working capital	91,445	241,828	218,550
Changes in
Trade receivables	(151,986)	(123,412)	(73,386)
Inventories	32,910	(20,812)	29,754
Prepayments	18,633	(4,060)	(13,877)
Taxes recoverable	(2,285)	24,573	(14,524)
Judicial deposits and escrow accounts	(150)	184	(4,480)
Other receivables	(6,221)	4,516	7,590
Suppliers	28,206	42,620	(9,235)
Salaries and social charges	(1,403)	(6,693)	(23,810)
Tax payable	13,909	13,629	17,573
Contract liabilities and deferred income	(1,959)	(2,163)	(2,464)
Other receivables and liabilities from related parties		117,299	11,103
Other payables	(13,711)	4,479	4,879
Cash from operating activities	7,388	291,804	147,673
Income tax and social contribution paid	(3,873)	(5,234)	(14,060)
Interest lease liabilities paid		(14,675)	(8,685)
Payment of interest on bonds and financing	(443)	(49,404)	(117,696)
Payment of provision for tax, civil and labor risks		(7,716)
Net cash from operating activities	3,072	214,775	7,232
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(6,099)	(1,642)	(12,808)
Additions to intangible assets	(10,686)	(42,793)	(37,461)
Acquisition of subsidiary, net of cash acquired		(23,147)
Acquisition of investment in marketable securities		(474,195)
Net cash applied in investing activities	(16,785)	(541,777)	(50,269)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution		2,426
Suppliers - related parties	(11,675)	(207,174)	(23,642)
Loans from related parties		65,600	29,192
Payments of loans from related parties		(76,830)
Lease liabilities paid		(12,835)	(24,021)
Parent Company's Net Investment	(33,348)	(6,335)	2,564
Issuance of common shares at initial public offering		1,836,317
Transaction cost of offering		(154,849)
Repayments of bonds and financing		(852,135)
Net cash from (applied in) financing activities	(45,023)	594,185	(15,907)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(58,736)	267,869	(58,944)
Cash and cash equivalents at beginning of year /period	160,967	43,287	102,231
Cash and cash equivalents at end of year	102,231	311,156	43,287
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	R$ (58,736)	R$ 267,869	R$ (58,944)